Leases (Tables)	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	March 31, 2024	September 30, 2023
Operating lease right-of-use assets, net	$1,016,123	$1,358,342

Operating lease liabilities – current	382,090	551,384
Operating lease liabilities - non-current	691,775	882,617
Total operating lease liabilities	$1,073,865	$1,434,001

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.33 years
Weighted average discount rate	7.9%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of March 31, 2024:
Twelve months ending March 31,
2025	$447,684
2026	236,141
2027	213,288
2028	220,212
2029	134,113
Total future minimum lease payments	1,251,438
Less: imputed interest	(177,573)
Present value of lease liabilities	$1,073,865